Notes to the interim condensed consolidated statement of financial position - Trade payables, short-term contract liabilities and other current liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Notes to the interim condensed consolidated statement of financial position
Trade payables	€ 36,583	€ 37,679
Short-term contract liabilities	3	6
Other current liabilities	5,834	7,165
Trade payables and other current liabilities	36,586	€ 37,685
Accrued expenses	24,000
Accrued liabilities relating to scientific projects	€ 20,200